Managed Income Fund (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments at contract value	$ 111,124,416	$ 134,365,790
Total participant-directed investments	5,926,290,493	5,272,396,091
Interest-Bearing Deposits
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments at contract value	915,461	419,235
EBP, Mutual Funds, Short-Term, Not Covered By Wrapper Contracts
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total participant-directed investments	$ 1,956,496	$ 2,554,876